Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as noted below.

Promissory Note

On October 24, 2023, the Company or Sponsor entered into a promissory note with Investor, pursuant to which the Investor agreed to provide a $250,000 loan to the Company or Sponsor. In consideration of the Initial Capital Contribution, the Company or Sponsor will, upon the closing of the initial business combination, assign and transfer, or cause the assignment and transfer, to Investor Subscription Shares at a rate of one Class A common stock for each $1.00 of Initial Capital Contribution, or the Investor may elect to receive payments in cash. The Subscription Shares, if issued, shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Initial Capital Contribution shall not accrue interest and shall be repaid by the Company, upon the closing of the initial business combination. The Company or Sponsor will pay to the Investor all repayments Sponsor or the Company has received within 5 business days of the closing of the initial business combination.

Nasdaq Compliance

After the Hearing with Nasdaq, the Company provided a chart listing each of the initial listing requirements and noted how it planned to meet each requirement, as requested by Nasdaq at the Hearing.

On October 9, 2023, the Company received a letter from Nasdaq stating that the Panel granted OTEC’s request for an exception until January 2, 2024, subject to the following:

(1)	On or before October 20, 2023, OTEC shall demonstrate compliance with MVLS Requirement, and
(2)	On or before January 2, 2024, OTEC shall complete the Business Combination, and establish compliance with Listing Rule 5505.

On October 10, 2023, the Company further demonstrated compliance with the MVLS Requirement.

On October 12, 2023, the Company received a letter from Nasdaq stating that the Company regained compliance under the MVLS Requirement. As such, this deficiency has been cured and the Company is in compliance with Nasdaq’s MVLS Requirement.

The Company anticipates completing the Business Combination pursuant to the Merger Agreement with Regentis and Merger Sub by the end of 2023, and upon such completion, expects to establish compliance with the Public Holder Requirement. The Company does not anticipate that its business operations will be affected and fully intends to regain compliance with the Public Holder Requirement. The Company will monitor its Nasdaq listing and evaluate its available options to regain compliance with Nasdaq.

Extension Payment to Trust Account

On October 27, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from November 2, 2023 to December 2, 2023, as the sixth of twelve 1-month extensions permitted under the Company’s governing documents.

Amendment No. 2 to Form S-4

On November 3, 2023, the Company filed Amendment No. 2 to the initial Form S-4 filed on July 10, 2023.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On February 2, 2023, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from February 2, 2022, to March 2, 2023.

On March 2, 2023, the Company deposited $125,000 into the Company’s Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from March 2, 2023 to April 2, 2023. This deposit marked the fourth of six monthly extensions permitted under the Company’s governing documents.

On March 13, 2023, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with the Original Sponsor and Aspire Acquisition LLC (the “New Sponsor”) pursuant to which the New Sponsor, or an entity designated by the New Sponsor, will purchase from the Original Sponsor 2,581,500 shares of Class B common stock of the Company (the “Class B common stock”), par value $0.0001 per share and 5,869,800 Private Placement Warrants, each of which is exercisable to purchase one share of Class A common stock of the Company, par value $0.0001 per share, for an aggregate purchase price of $1.00 (the “Purchase Price”) payable at the time the Company effects a merger, share exchange, asset acquisition, share exchange, asset acquisition, share purchase, recapitalization, reorganization, or business combination.

Pursuant to the Purchase Agreement, the New Sponsor has replaced the Company’s current directors and officers with directors and officers of the Company selected in the New Sponsor’s sole discretion. Joseph Adir, Michael Payne, Eric Blair, and Mitchell Gordon resigned as directors of the Company, and Joseph Adir, Charles Baumgartner, Ofer Oz, and Ken Hickling resigned as officers of the Company. Michael Peterson, Donald Fell, Venkatesh Srinivasan, and Siva Saravanan were appointed as directors of the Company. Suren Ajjarapu was appointed Chief Executive Officer and Chairman of the Company, and Francis Knuettel II was appointed as the Company’s Chief Financial Officer.

The Purchase Agreement and change in Company directors and officers are further described in the Form 8-K, filed by the Company on March 13, 2023.